Gains (Losses) on Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Gains Losses On Financial Instruments At Fair Value Through Profit Or Loss [Abstract]
Schedule of gains losses on financial instruments at fair value through profit or loss [Table Text Block]

37. GAINS (LOSSES) ON FINANCIAL ASSETS AT FVTPL

(1)	Details of gains or losses related to financial assets at FVTPL are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2015	2016	2017
Gains on financial assets held for trading	171,137	185,786	6,123
Gains (losses) of financial assets designated at FVTPL	69,205	(71,399)	(110,950)

Total	240,342	114,387	(104,827)

Schedule of gains losses on financial instruments held for trading [Table Text Block]

(2)	Gains (losses) on financial assets held for trading are as follows (Unit: Korean Won in millions):

			For the years ended December 31
			2015	2016	2017
Financial Assets at FVTPL	Securities	Gain on valuation	7,735	9,323	2,764
		Gain on disposals	32,780	24,509	20,528
		Loss on valuation	(13,663)	(12,681)	(13,757)
		Loss on disposals	(22,771)	(11,524)	(6,466)

		Sub-total	4,081	9,627	3,069

	Other financial assets	Gain on valuation	10,195	13,628	6,524
		Gain on disposals	442	2,404	2,353
		Loss on valuation	(10,189)	(14,033)	(7,885)
		Loss on disposals	(208)	(1,644)	(619)

		Sub-total	240	355	373

	Total		4,321	9,982	3,442

Derivatives (for trading)	Interest rates derivatives	Gain on transactions and valuation	1,240,353	1,423,606	1,088,192
		Loss on transactions and valuation	(1,251,673)	(1,401,582)	(1,043,312)

		Sub-total	(11,320)	22,024	44,880

	Currencies derivatives	Gain on transactions and valuation	4,241,317	5,804,420	7,253,426
		Loss on transactions and valuation	(3,987,856)	(5,683,357)	(7,408,741)

		Sub-total	253,461	121,063	(155,315)

	Equity derivatives	Gain on transactions and valuation	92,400	293,657	511,220
		Loss on transactions and valuation	(166,528)	(259,280)	(397,462)

		Sub-total	(74,128)	34,377	113,758

	Other derivatives	Gain on transactions and valuation	54,322	50,139	4,056
		Loss on transactions and valuation	(55,519)	(51,799)	(4,698)

		Sub-total	(1,197)	(1,660)	(642)

	Total		166,816	175,804	2,681

	Total		171,137	185,786	6,123

Schedule of gains losses on financial instruments designated at fair value through profit or loss [Table Text Block]
(3)	Gains (losses) on financial assets designated at FVTPL are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2015	2016	2017
Gain (loss) on equity-linked securities:
Gain (loss) on disposals of equity-linked securities	(22,363)	(24,165)	(79,965)
Gain (loss) on valuation of equity-linked securities	89,863	(52,007)	(32,511)

Sub-total	67,500	(76,172)	(112,476)

Gain (loss) on securities:
Gain (loss) on disposals of securities	(62)	14	—
Gain on valuation of securities	1,027	882	290

Sub-total	965	896	290

Gain on other financial instruments:
Gain on valuation of other financial instruments	740	3,877	1,236

Total	69,205	(71,399)	(110,950)